Cover	Apr. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 04, 2022
Entity Registrant Name	PhaseBio Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38697
Entity Tax Identification Number	03-0375697
Entity Address, Address Line One	1 Great Valley Parkway
Entity Address, Address Line Two	Suite 30
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	981-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PHAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001169245